Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ (56,054)	¥ 144,826	¥ 253,707
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	3,249	6,379	12,669
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(298)	(2,509)	(2,358)
Net change during the year, Before-tax amount	2,951	3,870	10,311
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	52	(3,309)	(12,145)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	4,217	3,260	15,387
Net change during the year, Before-tax amount	4,269	(49)	3,242
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(13,166)	(71,166)	51,860
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	1,504	15,585	3,460
Net change during the year, Before-tax amount	(11,662)	(55,581)	55,320
Other Comprehensive Income (Loss), Before-tax amount	(60,496)	93,066	322,580
Foreign currency translation adjustments, Tax (expense) or benefit	550	(992)	(2,131)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,045)	(2,225)	(4,312)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	104	879	613
Net change during the year, Tax (expense) or benefit	(941)	(1,346)	(3,699)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(304)	1,102	4,594
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,180)	(1,248)	(5,780)
Net change during the year, Tax (expense) or benefit	(1,484)	(146)	(1,186)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	5,294	21,306	(21,614)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(175)	(3,710)	(1,037)
Net change during the year, Tax (expense) or benefit	5,119	17,596	(22,651)
Other comprehensive income (loss), Tax (expense) or benefit	3,244	15,112	(29,667)
Foreign currency translation adjustments, Net-of-tax amount	(55,504)	143,834	251,576
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	2,204	4,154	8,357
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(194)	(1,630)	(1,745)
Net change during the year, Net-of-tax amount	2,010	2,524	6,612
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(252)	(2,207)	(7,551)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	3,037	2,012	9,607
Net change during the year, Net-of-tax amount	2,785	(195)	2,056
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(7,872)	(49,860)	30,246
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,329	11,875	2,423
Net change during the year, Net-of-tax amount	(6,543)	(37,985)	32,669
Other comprehensive income (loss), Net-of-tax amount	¥ (57,252)	¥ 108,178	¥ 292,913